Consolidated Statements of Comprehensive Income (Loss) Statement - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement of comprehensive income [abstract]
Net earnings	CAD 786	CAD 922
Items that will not be reclassified into earnings, net of tax:
Remeasurements of pension plans (note 22)	(7)	(18)
Items that may be reclassified into earnings, net of tax:
Derivatives designated as cash flow hedges (note 24)	(2)	(2)
Equity investment – share of other comprehensive income	3	2
Exchange differences on translation of foreign operations	(653)	(247)
Hedge of net investment (note 24)	243	113
Other comprehensive loss	(416)	(152)
Comprehensive income	CAD 370	CAD 770